Note 6 - Long-term Debt (Tables)	12 Months Ended
Sep. 30, 2022
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
	2022	2021
Spire
3.31% Notes Payable, due December 15, 2022	$25.0	$25.0
3.54% Senior Notes, due February 27, 2024	150.0	150.0
0.75% Remarketable Senior Notes, due March 1, 2026	175.0	175.0
3.13% Senior Notes, due September 1, 2026	130.0	130.0
3.93% Senior Notes, due March 15, 2027	100.0	100.0
4.70% Senior Notes, due August 15, 2044	250.0	250.0
Total principal of Spire Missouri long-term debt (see below)	1,648.0	1,348.0
Total principal of Spire Alabama long-term debt (see below)	575.0	625.0
Other subsidiaries' long-term debt:
5.00% First Mortgage Bonds, due September 30, 2031	42.0	42.0
2.95% Notes, with annual principal payments through December 2034	123.9	129.6
3.52% First Mortgage Bonds, due September 30, 2049	40.0	40.0
Total principal of long-term debt	3,258.9	3,014.6
Less: Unamortized discounts and debt issuance costs	(19.2)	(19.7)
Less: Current portion	(281.2)	(55.8)
Long-term debt, excluding current portion	$2,958.5	$2,939.1
Spire Missouri
First Mortgage Bonds:
3.40% Series, due August 15, 2023	$250.0	$250.0
Floating Rate Series, due December 2, 2024	300.0	—
3.40% Series, due March 15, 2028	45.0	45.0
7.00% Series, due June 1, 2029	19.3	19.3
2.84% Series, due November 15, 2029	275.0	275.0
7.90% Series, due September 15, 2030	30.0	30.0
3.68% Series, due September 15, 2032	50.0	50.0
6.00% Series, due May 1, 2034	99.3	99.3
6.15% Series, due June 1, 2036	54.5	54.5
4.63% Series, due August 15, 2043	99.9	99.9
4.23% Series, due September 15, 2047	70.0	70.0
3.30% Series, due June 1, 2051	305.0	305.0
4.38% Series, due September 15, 2057	50.0	50.0
Total principal of Spire Missouri long-term debt	1,648.0	1,348.0
Less: Unamortized discounts and debt issuance costs	(10.3)	(9.6)
Less: Current portion	(250.0)	—
Spire Missouri long-term debt, excluding current portion	$1,387.7	$1,338.4
Spire Alabama
3.86% Notes, due December 22, 2021	$—	$50.0
3.21% Notes, due September 15, 2025	35.0	35.0
2.88% Notes, due December 1, 2029	100.0	100.0
2.04% Notes, due December 15, 2030	150.0	150.0
5.90% Notes, due January 15, 2037	45.0	45.0
4.31% Notes, due December 1, 2045	80.0	80.0
3.92% Notes, due January 15, 2048	45.0	45.0
4.64% Notes, due January 15, 2049	90.0	90.0
4.02% Notes, due January 15, 2058	30.0	30.0
Total principal of Spire Alabama long-term debt	575.0	625.0
Less: Unamortized discounts and debt issuance costs	(3.5)	(3.8)
Less: Current portion	—	(50.0)
Spire Alabama long-term debt, excluding current portion	$571.5	$571.2

Schedule of Maturities of Long-Term Debt [Table Text Block]
	2023	2024	2025	2026	2027
Spire	$281.2	$156.6	$342.0	$312.5	$108.1
Spire Missouri	250.0	—	300.0	—	—
Spire Alabama	—	—	35.0	—	—